Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of leases [Abstract]
Disclosure of finance lease and operating lease by lessee	Non-cancellable operating lease rentals are payable as follows:

	As of December 31,
(In $ million)	2017	2016
Less than one year	110	103
Between 1 and 5 years	244	239
More than 5 years	63	76
Total	417	418